SUPPLEMENT TO THE PROSPECTUSES OF

EVERGREEN DOMESTIC EQUITY FUNDS I

I.       Evergreen Large Cap Equity Fund (the “Fund”)

Effective December 1, 2005, Evergreen Large Cap Equity Fund is no longer offered in this prospectus and is only offered in a prospectus dated February 1, 2005 as amended December 1, 2005.

December 1, 2005                                574021 (12/05)